Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.94851%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,490,651.31

Principal:
Principal Collections	$26,155,124.12
Prepayments in Full	$12,154,344.19
Liquidation Proceeds	$316,401.41
Recoveries	$20,867.22
Sub Total	$38,646,736.94
Collections	$42,137,388.25

Purchase Amounts:
Purchase Amounts Related to Principal	$53,571.38
Purchase Amounts Related to Interest	$237.56
Sub Total	$53,808.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,191,197.19

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,191,197.19
Servicing Fee	$889,131.81	$889,131.81	$0.00	$0.00	$41,302,065.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,302,065.38
Interest - Class A-2a Notes	$960,386.12	$960,386.12	$0.00	$0.00	$40,341,679.26
Interest - Class A-2b Notes	$585,635.01	$585,635.01	$0.00	$0.00	$39,756,044.25
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$37,734,384.42
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$37,403,134.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,403,134.42
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$37,206,392.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,206,392.42
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$37,064,810.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,064,810.75
Regular Principal Payment	$44,784,357.95	$37,064,810.75	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,191,197.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,064,810.75
Total					$37,064,810.75

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,182,224.57	$80.52	$960,386.12	$3.20	$25,142,610.69	$83.72
Class A-2b Notes	$12,882,586.18	$80.52	$585,635.01	$3.66	$13,468,221.19	$84.18
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$37,064,810.75	$28.17	$4,237,254.63	$3.22	$41,302,065.38	$31.39

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$214,611,423.51	0.7145616	$190,429,198.94	0.6340454
Class A-2b Notes	$114,329,852.05	0.7145616	$101,447,265.87	0.6340454
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$930,061,275.56	0.7068517	$892,996,464.81	0.6786822

Pool Information
Weighted Average APR	3.854%	3.871%
Weighted Average Remaining Term	47.51	46.75
Number of Receivables Outstanding	37,530	36,619
Pool Balance	$1,066,958,176.13	$1,027,848,352.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$957,594,608.97	$923,063,059.77
Pool Factor	0.7251900	0.6986078

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$104,785,293.17
Targeted Overcollateralization Amount	$142,571,435.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$134,851,888.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$430,382.09
(Recoveries)		15	$20,867.22
Net Loss for Current Collection Period			$409,514.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4606%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3915%
Second Prior Collection Period			0.3200%
Prior Collection Period			0.2310%
Current Collection Period			0.4692%
Four Month Average (Current and Prior Three Collection Periods)			0.3529%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		601	$2,019,293.67
(Cumulative Recoveries)			$68,871.73
Cumulative Net Loss for All Collection Periods			$1,950,421.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1326%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,359.89
Average Net Loss for Receivables that have experienced a Realized Loss			$3,245.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	238	$8,161,659.43
61-90 Days Delinquent	0.14%	42	$1,438,162.91
91-120 Days Delinquent	0.01%	3	$114,368.50
Over 120 Days Delinquent	0.01%	3	$129,042.57
Total Delinquent Receivables	0.96%	286	$9,843,233.41

Repossession Inventory:
Repossessed in the Current Collection Period		18	$777,311.82
Total Repossessed Inventory		28	$1,236,372.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0964%
Prior Collection Period			0.1092%
Current Collection Period			0.1311%
Three Month Average			0.1122%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1636%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	114	$4,352,045.81
2 Months Extended	131	$5,078,706.36
3+ Months Extended	21	$1,036,590.69

Total Receivables Extended	266	$10,467,342.86
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer